Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure Of Significant Accounting Policies Text Block Abstract
Schedule of financial assets and financial liabilities
Cash	FVTPL
Due to/from related parties	Amortized cost
Accounts payable	Amortized cost
Loan payable	Amortized cost
Convertible debentures	Amortized cost
Derivative liability	FVTPL